Revenue Recognition	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue Recognition
4. Revenue Recognition
Disaggregation of Revenue
The following table summarizes revenue by region in which our merchants’ headquarters are located:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
United States(1)	$186,977	54%	$198,803	61%	$180,240	61%
Europe, the Middle East and Africa (“EMEA”)(1)(2)	101,837	30	86,786	26	83,113	27
Asia-Pacific (“APAC”)	33,986	10	22,371	7	16,699	6
Americas	21,838	6	19,556	6	17,558	6
Total revenue	$344,638	100%	$327,516	100%	$297,610	100%
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(1)For comparability, prior period amounts have been reclassified to conform to the merchants’ current headquarters location.
(2)Revenue recognized from merchants whose headquarters are in Israel, which is our country of domicile, was $3.9 million, $3.3 million, and $1.3 million for the years ended December 31, 2025, 2024, and 2023, respectively.

The following table summarizes revenue based on the nature and type of service provided to our merchants:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
Revenue for review services recognized under ASC 606	$202,253	59%	$188,265	57%	$167,278	56%
Revenue for indemnification guarantees recognized under ASC 460	142,385	41	139,251	43	130,332	44
Total revenue	$344,638	100%	$327,516	100%	$297,610	100%
We primarily generate revenue from our Chargeback Guarantee offering.
The allocation of consideration between revenue for review services recognized under ASC 606 and revenue for indemnification guarantees recognized under ASC 460 is a function of the fair value of our chargeback guarantee which represents what we would need to pay a third party to relieve ourselves from our obligations under issued guarantees. The fair value of the chargeback guarantee is primarily determined by utilizing the historical percentage of guarantees issued that resulted in a chargeback plus a risk premium fee that we would have incurred from a third-party in order to relieve ourselves from our legal obligation under the guarantee.
Changes in the percentage of revenue that are recorded as revenue for review services recognized under ASC 606 and revenue for indemnification guarantees recognized under ASC 460 are a function of changes in the aforementioned fair value of the chargeback guarantee and changes in the speed in which we resolve chargeback claims which impacts the systematic and rational approach that we utilize to record revenue associated with our guarantee obligation.
Cost to Obtain a Contract
The following table represents a roll-forward of deferred contract acquisition costs:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Beginning balance	$16,558	$15,562	$14,383
Additions to deferred contract acquisition costs	7,401	10,535	8,894
Amortization of deferred contract acquisition costs	(8,372)	(8,583)	(7,715)
Impairment of deferred contract acquisition costs	—	(956)	—
Ending balance	$15,587	$16,558	$15,562
Cost to Fulfill a Contract
The following table represents a roll-forward of deferred contract fulfillment costs:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Beginning balance	$5,016	$4,456	$3,673
Additions to deferred contract fulfillment costs	3,270	3,010	2,635
Amortization of deferred contract fulfillment costs	(2,566)	(2,201)	(1,852)
Impairment of deferred contract fulfillment costs	—	(249)	—
Ending balance	$5,720	$5,016	$4,456